SCHEDULE OF MATURITIES OF LONG TERM DEBT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Remaining of 2025	$ 47,423
Year I	66,950	$ 96,824
Year II	6,750,622	66,580
Year III		6,436,102
Year IV
Year IV and thereafter
Total	$ 6,864,995	$ 6,599,506